LEASES	12 Months Ended
Jan. 31, 2023
Leases [Abstract]
LEASES [Text Block]

11.  LEASES

The Company's leases consist of land and buildings used in the cultivation, processing, and warehousing of its products. All leases were classified as operating leases in accordance with ASC 842.

A summary of the Company's active leases and total lease term under contract as at January 31, 2023 is as follows:

Entity Name/Lessee	Asset	Lease term	Type
Silver State Cultivation LLC	Land/ Building	12	Operating lease
Silver State Relief LLC (Sparks)	Land/ Building	12	Operating lease
Silver State Relief LLC (Fernley)	Land/ Building	12	Operating lease
Phantom Distribution, LLC	Land/ Building	5	Operating lease
63353 Bend, LLC	Land/ Building	5	Operating lease
20727-4 Bend, LLC	Land/ Building	5	Operating lease

For the year ended January 31, 2023, the Company incurred operating lease costs in continuing operations of $1,403,743, (2022 - $1,403,743). Of this amount, $812,368 (2022 - $812,368) was allocated to inventory.

A summary of the Company's weighted average discount rate used in calculating lease liabilities and weighted average remaining lease term is as follows:

	January 31, 2023	January 31, 2022
Weighted average discount rate	10%	10%
Weighted average remaining lease term (years)	9.63	10.46

A summary of the maturity of contractual undiscounted liabilities associated with the Company's operating leases as of January 31, 2023 is as follows:

Year ending January,	$
2024	1,276,262
2025	1,314,551
2026	1,353,987
2027	1,394,607
2028	1,436,445
Thereafter	7,712,494
Total undiscounted lease liabilities	14,488,346
Interest on lease liabilities	(5,534,921)
Total present value of minimum lease payments	8,953,425
Current portion of lease liability	398,723
Lease liability	8,554,702

As at January 31, 2023, liabilities classified as held for sale include lease liabilities of $216,298 (2022 - $412,093) and pertain to the operating leases in Phantom Distribution, LLC, 63353 Bend, LLC and 20727-4 Bend, LLC.

As at January 31, 2023, the Company has total undiscounted lease liabilities of $14,488,346 pertaining to lease liabilities in continuing operations and total undiscounted lease liabilities of $228,192 which are classified as held for sale and pertain to the operating leases in Phantom Distribution, LLC, 63353 Bend, LLC and 20727-4 Bend, LLC.